Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents		$ 440.0	$ 458.0
Assets held for sale		1.0	31.0
Receivables		168.9	226.5
Inventories		294.4	373.3
Total current assets		904.3	1,088.8
Property, plant and equipment, net		3,705.6	4,453.3
Goodwill		579.0	756.3
Deferred income and mining taxes		1.8	17.8
Inventories	[1]	148.1	148.1
Non-current investments		175.0	286.5
Total assets		5,513.8	6,750.8
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions		416.2	498.5
Interest payable		11.4	11.2
Royalties, income and mining taxes payable		77.8	58.2
Short-term loans and current portion of long-term loans		16.7	140.2
Total current liabilities		522.1	708.1
Long-term loans		1,803.6	1,770.7
Deferred income and mining taxes		254.1	263.2
Provision for environmental rehabilitation		275.7	300.1
Long-term incentive plan		12.6	8.3
Other non-current liabilities		8.7	9.1
Total liabilities		$ 2,876.8	$ 3,059.5
COMMITMENTS AND CONTINGENCIES - see notes 21 and 22
SHAREHOLDERS' EQUITY
Share capital December 31, 2015 - 1,000,000,000 (December 31, 2014 - 1,000,000,000) authorized ordinary shares of 50 South African cents each. Shares issued December 31, 2015: 776,594,162 (December 31, 2014: 771,416,491)		$ 63.2	$ 63.0
Additional paid-in capital		4,475.9	4,465.0
Retained earnings		324.0	684.1
Accumulated other comprehensive loss		(2,308.2)	(1,617.4)
Gold Fields shareholders' equity		2,554.9	3,594.7
Noncontrolling interests		82.1	96.6
Total equity		2,637.0	3,691.3
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 5,513.8	$ 6,750.8

[1]	This amount relates to materials contained on heap leach pads and ore stockpiles that will only be processed at the end of life of mine.